Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
EXCHANGE TRADED FUNDS - 31.49%
iShares 0-3 Month Treasury Bond ETF (a) ...................................................................... 366 $ 36,812
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) ................................................ 373 40,885
SPDR Portfolio Intermediate Term Corporate Bond ETF (a) ................................................ 2,509 81,517
Vanguard Intermediate-Term Corporate Bond ETF (a) ....................................................... 1,021 81,905
Vanguard Short-Term Treasury ETF (a) ........................................................................... 633 37,056
TOTAL EXCHANGE TRADED FUNDS (Cost $ 282,880 ) ........................................................ 278,175
Principal
Amount
U.S. TREASURY NOTE - 23.22%
United States Treasury Note , 0 .125% , 1/15/2024 (a) ...................................................... $ 212,600 205,117
TOTAL U.S. TREASURY NOTE (Cost $ 205,158 ) ................................................................. 205,117
Contracts
Notional
Amount
PURCHASED OPTIONS - 115.53% (b)(c)
CALL OPTIONS - 115.41%
iShares Russell 2000 ETF , Expires 1/10/2024 , Strike Price $ 180.51 ................................. 45 $ 802,800 69,092
S&P 500® Mini Index , Expires 1/10/2024 , Strike Price $ 391.89 ...................................... 21 862,953 97,301
S&P 500® Mini Index , Expires 1/10/2024 , Strike Price $ 0.35 .......................................... 21 862,953 853,149
1,019,542
PUT OPTIONS - 0.12%
S&P 500® Mini Index , Expires 1/10/2024 , Strike Price $ 157.12 ....................................... 21 862,953 1,023
TOTAL PURCHASED OPTIONS (Cost $ 990,422 ) ............................................................... 1,020,565
Total Investments (Cost $ 1,478,460 ) - 170 .24% ........................................................... 1,503,857
Liabilities in E xcess of Other Assets - ( 70 .24 ) % ............................................................. (620,459)
TOTAL NET ASSETS -   100 .00% .................................................................................... $ 883,398
Percentages are stated as a percent of net assets.
(a) All or a portion of each of these securities is segregated as collateral for written options.  The aggregate value of the securities segregated as collateral for written options is $483,292.
(b) Exchange-Traded.
(c) Purchased option contracts are held in connection with corresponding written option contracts.
SCHEDULE OF OPTIONS WRITTEN
March 31, 2023 (Unaudited)
  Description (a) Expiration Strike Price Contracts
Notional
Amount Value
Over-the-Counter Call Options
iShares Russell 2000 ETF ............................. 1/10/2024 $ 194.77 45 $ (802,800) $ (37,653)
S&P 500® Mini Index ................................... 1/10/2024 422.89 21 (862,953) (55,014)
S&P 500® Mini Index ................................... 1/10/2024 157.12 21 (862,953) (536,907)
(629,574)
Over-the-Counter Put Options
S&P 500® Mini Index ................................... 1/10/2024 352.69 21 (862,953) (19,616)
TOTAL OPTIONS WRITTEN (Premiums Received $627,920) $ (649,190)

Milliman 1-Year Buffered S&P 500 & Russell 2000 with Stacker Cap Outcome Fund - Jan
Schedule of Investments (Concluded)
March 31, 2023 (Unaudited)
2
Fair Valuation Measurement:
The Financial Accounting Standards Board established a framework for measuring fair value in accordance with
U.S. generally accepted accounting principles. Under ASC Topic 820, Fair Value Measurement (“ASC 820”),
various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of
March 31, 2023:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Level 1 Level 2 Level 3 Total
Assets
Purchased Options $ – $ 1,020,565 $ – $ 1,020,565
Exchange Traded Funds 278,175 – – 278,175
U.S. Treasury Note – 205,117 – 205,117
Total Assets
$ 278,175 $ 1,225,682 $ – $ 1,503,857
Liabilities
Options Written $ – $ 649,190 $ – $ 649,190
Total Liabilities
$ – $ 649,190 $ – $ 649,190